PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total	$ 488,504,183	$ 677,895,274
Depreciation of property, plant and equipment	52,250,595	37,371,791	35,479,645
Long-lived asset impairment	158,424,827	42,754,481	38,512,376
Buildings and plant [Member]
Property, Plant and Equipment [Line Items]
Cost	235,690,310	437,805,571
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	355,429,034	344,782,948
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	21,329,752	9,233,575
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	262,562	519,923
Depreciable Assets [Member]
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	(145,031,744)	(133,746,851)
Total	467,679,944	658,595,166
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 20,824,239	$ 19,300,108